Personnel Expenses	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Personnel Expenses
20.
Personnel Expenses

Details of personnel expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Salaries and wages	₩	2,326,792	3,138,798	2,975,325
Other employee benefits		444,090	589,598	652,915
Contributions to National Pension plan		67,241	68,962	77,062
Expenses related to defined benefit plans and defined contribution plans		161,285	144,739	169,362
	₩	2,999,408	3,942,097	3,874,664